Financial risk management - Fair values - Summary of Financial Assets and Liabilities by Class (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 1,345	$ 1,431
Input taxes receivable	412	427
Input taxes payable	81	79
Other receivables	238	233
BHP Foundation [member]
Disclosure of detailed information about financial instruments [line items]
Investments held which are restricted and not available for general use by the Group	277	252
Financial assets held at fair value through profit or loss [member] | US Treasury Notes [member] | Level 1 [member] | BHP Foundation [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 135	$ 119